Group balance sheet - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	$ 117,208	$ 132,642
Goodwill	12,352	11,868
Intangible assets	5,987	15,539
Investments in joint ventures	8,015	9,991
Investments in associates	16,982	20,334
Other investments	2,559	1,276
Fixed assets	163,103	191,650
Loans	724	630
Trade and other receivables	4,270	2,147
Derivative financial instruments	7,381	6,314
Prepayments	495	781
Deferred tax assets	6,891	4,560
Defined benefit pension plan surpluses	6,346	7,053
Non-current assets	189,210	213,135
Current assets
Loans	370	339
Inventories	12,504	20,880
Trade and other receivables	16,522	24,442
Derivative financial instruments	4,751	4,153
Prepayments	679	857
Current tax receivable	637	1,282
Other investments	122	169
Cash and cash equivalents	34,217	22,472
Current assets other than assets classified as held for sale	69,802	74,594
Assets classified as held for sale	4,169	7,465
Current assets	73,971	82,059
Total assets	263,181	295,194
Current liabilities
Trade and other payables	32,134	46,829
Derivative financial instruments	3,678	3,261
Accruals	3,670	5,066
Lease liabilities	1,958	2,067
Finance debt	11,452	10,487
Current tax payable	1,159	2,039
Provisions	2,074	2,453
Current liabilities other than liabilities directly associated with assets classified as held for sale	56,125	72,202
Liabilities directly associated with assets classified as held for sale	948	1,393
Current liabilities	57,073	73,595
Non-current liabilities
Other payables	11,777	12,626
Derivative financial instruments	5,652	5,537
Accruals	936	996
Lease liabilities	7,373	7,655
Finance debt	64,527	57,237
Deferred tax liabilities	6,585	9,750
Provisions	17,986	18,498
Defined benefit pension plan and other post-retirement benefit plan deficits	8,461	8,592
Non-current liabilities	123,297	120,891
Total liabilities	180,370	194,486
Net assets	82,811	100,708
Equity
BP shareholders’ equity	68,864	98,412
Non-controlling interests	13,947	2,296
Total equity	$ 82,811	$ 100,708